Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Credit Loss [Abstract]
Beginning balance	$ 73,386	$ 48,529	$ 13,095
Additions	16,270	27,709	37,662
Reductions
Foreign currency translation adjustments	395	(2,852)	(2,228)
Ending balance	$ 90,051	$ 73,386	$ 48,529